ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities, Current [Abstract]
Schedule of Accrued Liabilities

	December 31,
	2023	2022

Accrued expenses	$36,706	$30,469
Government authorities	31,982	25,530
Hedging transaction liability	7,868	32,195

	$76,556	$88,194